INVESTMENT IN JOINT VENTURE - Summarized Financial Information (Details) - CAD ($)	3 Months Ended		6 Months Ended		18 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Non-current assets	$ 211,797,718		$ 211,797,718			$ 143,179,751
Current assets	45,312,463		45,312,463			63,782,943
Total assets	257,110,181		257,110,181			206,962,694
Current liabilities	49,513,215		49,513,215			36,170,486
Total liabilities	54,421,074		54,421,074			36,464,372
Cash and cash equivalents	2,614,727	$ 72,676,108	2,614,727	$ 72,676,108	$ 72,676,108	36,042,090	$ 44,523,145
Sales	5,070,107	284,262	7,679,666	657,480	$ 657,480
Cost of sales	4,713,906	249,761	7,418,427	555,288
Change in fair value of biological asset	(258,921)	(978,893)	(977,352)	(1,371,884)
Gross margin	(1,335,364)	465,125	(2,988,754)	750,161
Income (loss) from operations	(13,778,251)	(6,841,373)	(23,696,383)	(11,754,380)
Net income (loss)	(452,731)	(5,610,970)	(4,101,414)	(10,656,390)
Net loss	(452,731)	(5,610,970)	(4,101,414)	(10,656,390)
50% Share of income (loss) from joint venture	14,488,832	682,431	20,301,051	380,638
Revenue (loss)	4,619,325	$ 284,262	6,749,205	657,480
Pure Sunfarms
Disclosure of joint ventures [line items]
Non-current assets	108,611,519		108,611,519			67,263,020
Current assets	100,575,197		100,575,197			20,414,439
Total assets	209,186,716		209,186,716			87,677,459
Non-current liabilities	22,320,310		22,320,310			2,688,273
Current liabilities	42,708,578		42,708,578			39,465,718
Total liabilities	65,028,888		65,028,888			42,153,991
Cash and cash equivalents	$ 15,572,914		15,572,914			$ 2,361,948
Sales			46,715,496
Cost of sales			10,369,461
Gross margin before fair value changes			36,346,035
Change in fair value of biological asset			(27,654,191)	(422,012)
Gross margin			64,000,226	422,012
Selling, general and administrative expense			3,712,467	1,364,161
Income (loss) from operations			60,287,759	(942,149)
Other income (loss)			354,130	(77,181)
Income (loss) before taxes			59,933,629	(864,968)
Provision for income taxes			11,299,269
Net income (loss)			48,634,360	(864,968)
Net loss			48,634,360	(864,968)
Elimination of transactions with the company			(8,644,105)
Fair value adjustment			611,847	1,626,244
Adjusted net income			40,602,102	761,276
50% Share of income (loss) from joint venture			$ 20,301,051	$ 380,638